S000004317 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	251 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.54%
iShares Core S&P Total U.S. Stock Market ETF
Prospectus [Line Items]
Average Annual Return, Percent		23.82%	13.78%	12.53%
Performance Inception Date					Jan. 20, 2004
iShares Core S&P Total U.S. Stock Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.42%	13.35%	12.05%
iShares Core S&P Total U.S. Stock Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.32%	10.95%	10.30%

[1]	Index returns through December 20, 2015 reflect the performance of the S&P Composite 1500. Index returns beginning on December 21, 2015 reflect the performance of the S&P Total Market Index (TMI), which, effective as of December 21, 2015, replaced the S&P Composite 1500 as the Underlying Index of the Fund.